Disposal of Subsidiaries - Summary of Gain on Disposal of Subsidiaries (Detail) $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2017 TWD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)
Disclosure of gain from disposals of subsidiaries [Line Items]
Total consideration			$ (7,046,464)	$ (237,735)
KSDY [member]
Disclosure of gain from disposals of subsidiaries [Line Items]
Total consideration	$ 7,046,464	$ 237,735
Net assets disposed of	(1,457,007)	(49,157)
Gain on disposal of KSDY	$ 5,589,457	$ 188,578